Intellectual Property (Details)	12 Months Ended
Aug. 31, 2021
Patent one [Member]
Issued patent	US 9,474,725 B1
Patent certificate grant date Descriptions	10/25/2016
Patent Two [Member]
Issued patent	US 9,839,612 B2
Patent certificate grant date Descriptions	12/12/2017
Patent Three [Member]
Issued patent	US 9,972,680 B2
Patent certificate grant date Descriptions	05/15/2018
Patent Four [Member]
Issued patent	US 9,974,739 B2
Patent certificate grant date Descriptions	05/22/2018
Patent Five [Member]
Issued patent	US 10,084,044 B2
Patent certificate grant date Descriptions	09/25/2018
Patent Six [Member]
Issued patent	US 10,103,225 B2
Patent certificate grant date Descriptions	10/16/2018
Patent Seven [Member]
Issued patent	US 10,381,440
Patent certificate grant date Descriptions	08/13/2019
Patent Eight [Member]
Issued patent	US 10,374,036
Patent certificate grant date Descriptions	08/06/2019
Patent Nine [Member]
Issued patent	US 10,756,180
Patent certificate grant date Descriptions	08/25/2020